Parent Only Financial Information - Schedule of Condensed statements of cash flows (Details) - Parent Company [Member]	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net loss	$ (3,777,343)	$ (481,196)	$ (7,500)	$ (2,740,155)	$ (352,763)	$ (77,088)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	1,241,642	158,173		1,481,738	190,756
Accrual	(543,739)	(69,267)
Cash used in operating activities	(3,079,440)	(392,290)	(7,500)
Cash flows from investing activity
Purchase of intangible assets			(15,023,180)
Cash (used in) generated from investing activity			(15,023,180)
Cash flows from financing activities
Proceeds from initial public offerings			50,995,776
Advanced from subsidiaries	3,063,837	390,303
Amount due to a related party			(35,948,769)
Cash generated from financing activities	3,063,837	390,303	15,047,007
Net increase (decrease) in cash and cash equivalents	(15,603)	(1,987)	16,327
Cash and cash equivalents at the beginning of the period	15,851	2,019
Cash and cash equivalents at the end of the period	$ 248	$ 32	$ 16,327	$ 15,851	$ 2,019